Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Financial asset
Security deposits	₨ 1,477	₨ 1,581
Interest receivables	1,139	1,139
Finance lease receivables	3,144	2,359
Others	328	802
Non-current financial asset	6,088	5,881	$ 83
Financial asset
Security deposits	1,149	1,127
Due from officers and employees	411	1,040
Interest receivables	1,628	2,581
Finance lease receivables	3,438	2,811
Others	619	1,055
Current financial asset	7,245	8,614	$ 99
Non-Financial asset
Total	₨ 13,333	₨ 14,495